Asset retirement obligations - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Asset Retirement Obligations [line items]
Restricted cash | $		$ 2,085	$ 2,033
Environmental Guarantee Deposit
Disclosure of Asset Retirement Obligations [line items]
Restricted cash | $		$ 2,027	$ 1,979
Greece | 50.0 million Letter of Credit
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee | €	€ 50,000
Letters of guarantee expiration term	15 years
Letter of guarantee expiration date	May 27, 2038
Letter of guarantee annual fee	1.02%
Greece | 7.5 million Letter of Guarantee
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee | €	€ 7,500
Letters of guarantee expiration term	15 years
Letter of guarantee expiration date	May 27, 2038
Letter of guarantee annual fee	1.07%